Intangible Assets, Net (Summary of Intangible Assets, Net) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Software [Member] USD ($)	Dec. 31, 2012 Software [Member] CNY	Dec. 31, 2011 Software [Member] CNY	Dec. 31, 2012 Domain name [Member] USD ($)	Dec. 31, 2012 Domain name [Member] CNY	Dec. 31, 2011 Domain name [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Total gross value	$ 2,042	12,719	7,304	$ 2,033	12,665	7,250	$ 9	54	54
Less: accumulated amortization	(519)	(3,231)	(1,889)
Net book value	$ 1,523	9,488	5,415